Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TOTAL REVENUE	[1]	$ 36,672,512	$ 38,635,635	$ 24,233,463
TOTAL COST		28,902,062	29,783,354	17,003,414
GROSS PROFIT		7,770,450	8,852,281	7,230,049
Administrative expenses		6,209,596	5,600,578	6,149,981
Research and development expenses		2,424,127	2,967,043	3,606,653
Selling expenses		745,289	482,358	639,052
LOSS FROM OPERATIONS		(1,608,562)	(197,698)	(3,165,637)
Subsidy income		58,540	292,797	148,577
(Loss) from equity method investment			(8,031)	(261,397)
Other income (loss), net		203,081	267,292	3,314,433
Interest income		2,241	2,100	7,956
Interest expense and debt discounts expense		(460,544)	(580,630)	(556,434)
Loss before income taxes		(1,805,244)	(224,170)	(512,502)
Income tax (expense)		(14,143)	(7,980)	(69,869)
Net (loss) from continuing operations		(1,819,387)	(232,150)	(582,371)
Net (loss) from discontinued operations			(465,791)	(6,499,276)
NET LOSS		(1,819,387)	(697,941)	(7,081,647)
Less: net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (1,819,387)	$ (697,941)	$ (7,081,647)	[2]
(Loss) per share - Basic and Diluted*
Basic	[3]	$ (0.29)	$ (0.12)	$ (0.37)
Diluted	[3]	(0.29)	(0.12)	(0.37)
DISCONTINUED OPERATIONS
Basic	[3]		(0.24)	(4.10)
Diluted	[3]		(0.24)	(4.10)
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[3]	(0.29)	(0.36)	(4.47)	[2]
Diluted	[3]	$ (0.29)	$ (0.36)	$ (4.47)	[2]
Product [Member]
TOTAL REVENUE		$ 24,494,503	$ 24,073,593	$ 12,135,570
TOTAL COST		22,148,743	21,389,832	11,125,855
Products Related Parties [Member]
TOTAL REVENUE		134,077	165,520	117,995
Advertising [Member]
TOTAL REVENUE		4,290,173	5,001,695	5,397,610
TOTAL COST		4,307,542	3,945,211	3,746,585
Advertising Related Parties [Member]
TOTAL REVENUE				11,901
Software [Member]
TOTAL REVENUE		7,446,966	8,792,781	4,820,454
TOTAL COST		2,430,562	4,145,233	665,846
Software Related Parties [Member]
TOTAL REVENUE			6,021
Product and Service, Other [Member]
TOTAL REVENUE		304,484	596,025	1,729,847
TOTAL COST		15,215	303,078	1,465,128
Other Related Parties [Member]
TOTAL REVENUE		$ 2,309		$ 20,086

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.